Mundoval Fund
		Schedule of Investments
	September 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 187,801	0.66%

Aircraft Engines & Engine Parts
4,000	RTX Corp.	742,600	2.61%

Beverages
8,000	LVMH Moët Hennessy Louis Vuitton **	704,240	2.47%

Electronic Computers
6,000	Apple Inc.	1,998,120	7.02%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. - Class B *	796,720	2.80%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	356,475	1.25%

Hospital & Medical Service Plans
1,300	Elevance Health, Inc.	505,466
1,600	UnitedHealth Group Inc.	587,328
		1,092,794	3.84%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	189,860	0.67%

National Commercial Banks
25,000	Bank of America Corporation	1,360,750
500	Capital One Financial Corporation	96,535
		1,457,285	5.12%

Natural Gas Distribution
1,500	Cheniere Energy, Inc.	403,545	1.42%

Pharmaceutical Preparations
15,000	Novo Nordisk A/S **	568,650	2.00%

Retail - Catalog & Mail-Order Houses
600	Amazon.com, Inc. *	149,490	0.52%

Retail - Family Clothing Stores
9,000	The TJX Companies, Inc.	1,190,790	4.18%

Retail - Variety Stores
100	Costco Wholesale Corporation	91,034	0.32%

Search, Detection, Navigation, Guidance, Aeronautical Systems
800	Northrop Grumman Corp.	386,784	1.36%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	158,743
2,500	The Charles Schwab Corporation	244,350
		403,093	1.42%

Semiconductors & Related Devices
6,500	Taiwan Semiconductor Manufacturing Company Ltd. **	2,965,235	10.42%

Services - Business Services, NEC
2,700	Accenture plc - Class A (Ireland)	495,099
1,500	Broadridge Financial Solutions, Inc.	241,650
5,000	MasterCard Incorporated - Class A	2,757,350
1,000	Visa Inc. - Class A	359,330
		3,853,429	13.54%

Services - Commercial Physical & Biological Research
1,700	IQVIA Holdings, Inc. *	457,045	1.60%

Services - Computer Programming, Data Processing, Etc.
10,000	Alphabet Inc. - Class A	3,440,800
10,000	Alphabet Inc. - Class C	3,407,400
		6,848,200	24.06%

Services - Prepackaged Software
1,500	Adobe Inc. *	359,910
9,000	Dassault Systemes **	206,280
1,000	Intuit Inc.	275,710
800	Microsoft Corporation	410,320
1,500	NICE Ltd. * **	166,905
		1,419,125	4.98%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
5,333	Unilever PLC **	323,873	1.14%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	543,501	1.91%

Sugar & Confectionery Products
4,500	The Hershey Company	709,245	2.49%

Total for Common Stocks (Cost - $7,974,073)		27,838,934	97.80%

MONEY MARKET FUNDS
651,461	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.81% ***	651,461	2.29%
	(Cost - $651,461)

	Total Investment Securities	28,490,395	100.09%
	(Cost - $8,625,534)

	Liabilities in Excess of Other Assets	(26,011)	-0.09%

	Net Assets	$ 28,464,384	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at September 30, 2026.